Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Costs [Member]
Statement [Line Items]
Amortization charge	$ 218	$ 114
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	321	373
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 3	$ 2